Employee and Agent Benefits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Defined Benefit Plans and Other Postretirement Benefit Plans
Obligations and Funded Status (Table)

	December 31,
	2023	2022

	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$(58.6)	$(79.2)
Interest cost	(2.8)	(1.9)
Actuarial gain (loss)	(3.0)	17.0
Participant contributions	(6.1)	(6.4)
Benefits paid	13.6	11.9
Benefit obligation at end of year	$(56.9)	$(58.6)

Change in plan assets
Fair value of plan assets at beginning of year	$70.4	$89.5
Actual return on plan assets	9.6	(15.0)
Employer contribution	1.5	1.4
Participant contributions	6.1	6.4
Benefits paid	(13.6)	(11.9)
Fair value of plan assets at end of year	$74.0	$70.4

Amount recognized in statement of financial position
Other assets	$17.1	$11.8
Total	$17.1	$11.8

Amount recognized in accumulated other comprehensive income
Total net actuarial gain	$(20.5)	$(18.1)
Pre-tax accumulated other comprehensive income	$(20.5)	$(18.1)

Amounts Recognized in Net Periodic Benefit Cost and Accumulated Other Comprehensive (Income) Loss (Table)

	For the year ended December 31,
	2023	2022

	(in millions)
Other changes recognized in accumulated other comprehensive (income) loss
Net actuarial (gain) loss	$(3.1)	$1.8
Amortization of net gain	0.7	0.8
Total recognized in pre-tax accumulated other comprehensive (income) loss	$(2.4)	$2.6
Total recognized in net periodic benefit cost and pre-tax accumulated other comprehensive income	$(3.8)	$(0.1)

Weighted-Average Assumptions Used to Determine Benefit Obligations (Table)

	December 31,
	2023	2022
Discount rate	4.80%	5.05%
Rate of compensation increase	N/A	N/A

Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost (Table)

	For the year ended December 31,
	2023	2022	2021
Discount rate	5.05%	2.55%	2.15%
Expected long-term return on plan assets	5.20%	4.25%	4.25%
Rate of compensation increase	N/A	N/A	N/A %

Assumed Health Care Cost Trend Rates (Table)

	December 31,
	2023	2022
Health care cost trend rate assumed for next year under age 65	7.50%	7.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate (under age 65)	2032	2031

Estimated Future Benefit Payments (Table)

Other postretirement
benefits (gross benefit
payments, including
prescription drug benefits)
(in millions)
Year ending December 31:
2024	$11.2
2025	10.2
2026	9.1
2027	8.0
2028	7.2
2029-2033	29.7

Other postretirement benefits
Defined Benefit Plans and Other Postretirement Benefit Plans
Components of Other Postretirement Benefits Net Periodic Benefit Cost (Income) (Table)

	Other postretirement benefits
	For the six months ended June 30,
	2024	2023

	(in millions)
Interest cost	$1.3	$1.4
Expected return on plan assets	(1.7)	(1.8)
Recognized net actuarial gain	(0.4)	(0.4)
Net periodic benefit income	$(0.8)	$(0.8)

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Interest cost	$2.8	$1.9	$1.8
Expected return on plan assets	(3.5)	(3.8)	(3.5)
Recognized net actuarial gain	(0.7)	(0.8)	(0.4)
Net periodic benefit income	$(1.4)	$(2.7)	$(2.1)

Fair Value of Plan Assets (Table)

	December 31, 2023
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3

	(in millions)
Asset category
Cash and cash equivalents	$1.1	$1.1	$—	$—
Fixed income security portfolios (1)	34.9	34.9	—	—
U.S. equity portfolios (2)	27.6	27.6	—	—
International equity portfolios (3)	10.4	10.4	—	—
Total	$74.0	$74.0	$—	$—

	December 31, 2022
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3

	(in millions)
Asset category
Cash and cash equivalents	$0.5	$0.5	$—	$—
Fixed income security portfolios (1)	34.7	34.7	—	—
U.S. equity portfolios (2)	25.6	25.6	—	—
International equity portfolios (3)	9.6	9.6	—	—
Total	$70.4	$70.4	$—	$—
(1)	The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, residential mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.
(2)	The portfolios invest primarily in publicly traded equity securities of large U.S. companies.
(3)	The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

Target Asset Allocation (Table)

Asset category	Target allocation
Fixed income security portfolios	50%
U.S. equity portfolios	35%
International equity portfolios	15%